Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Noncontrolling Interests [Abstract]
Santander Leasing S.A. Arrendamento Mercantil	R$ 447	R$ 447	R$ 395
Getnet S.A.	0	249,007	206,105
Olé Consignado S.A.	271,078	116,967	82,432
Banco PSA Finance Brasil S.A.	131,222	155,399	147,295
Banco Hyundai Capital	7,245	7,015	0
Rojo Entretenimento S.A.	148,589	0	0
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	0	1,155	667
Total	R$ 558,581	R$ 529,990	R$ 436,894